Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets	12 Months Ended
Dec. 31, 2022
Disclosure Of Assets Pledged As Security [Abstract]
Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets	35. ASSETS CHARGED AS SECURITY FOR LIABILITIES AND COLLATERAL ACCEPTED AS SECURITY FOR ASSETS
The following transactions are conducted under terms that are usual and customary to collateralised transactions including, where relevant, standard securities lending and repurchase agreements.
a) Assets charged as security for liabilities
The financial assets below are analysed between those assets accounted for on-balance sheet and off-balance sheet.

	Group
	2022	2021
	£m	£m
On-balance sheet:
Cash and balances at central banks	1,330	1,580
Loans and advances to banks	130	284
Loans and advances to customers - securitisations and covered bonds (See Note 14)	24,155	19,432
Loans and advances to customers - other	32,001	41,936
Other financial assets at amortised cost	48	—
Financial assets at fair value through other comprehensive income	4,365	4,363
Total on-balance sheet	62,029	67,595
Total off-balance sheet	9,146	14,449

The Santander UK group provides assets as collateral in the following areas of the business.
Sale and repurchase agreements
The Santander UK group also enters into sale and repurchase agreements and similar transactions of debt securities. Upon entering into such transactions, the Santander UK group provides collateral in excess of the borrowed amount. The carrying amount of assets that were so provided at 31 December 2022 was £11,553m (2021: £15,368m), of which £900m (2021: £639m) was classified within ‘Loans and advances to customers – securitisations and covered bonds’ in the table above.
Securitisations and covered bonds
As described in Note 14, Santander UK plc and certain of its subsidiaries issue securitisations and covered bonds. At 31 December 2022, there were £24,984m (2021: £20,199m) of gross assets in these secured programmes and £829m (2021: £767m) of these related to internally retained issuances that were available for use as collateral for liquidity purposes in the future.
At 31 December 2022, a total of £1,725m (2021: £1,855m) of notes issued under securitisation and covered bond programmes had been retained internally, a proportion of which had been used as collateral via third party bilateral secured funding transactions, which totalled £500m at 31 December 2022 (2021: £500m), or for use as collateral for liquidity purposes in the future.
Stock borrowing and lending agreements
Asset balances under stock borrowing and lending agreements represent stock lent by the Santander UK group. These balances amounted to £34,861m at 31 December 2022 (2021: £45,936m) and are offset by contractual commitments to return stock borrowed or cash received.
Derivatives business
In addition to the arrangements described above, collateral is also provided in the normal course of derivative business to counterparties. At 31 December 2022 £1,506m (2021: £1,947m) of such collateral in the form of cash had been provided by the Santander UK group and is included in the table.
b) Collateral accepted as security for assets
The collateral held as security for assets, analysed between those liabilities accounted for on balance sheet and off-balance sheet, was:

	Group
	2022	2021
	£m	£m
On-balance sheet:
Deposits by banks	1,741	931
Total on-balance sheet	1,741	931
Total off-balance sheet	10,141	17,781

Purchase and resale agreements
The Santander UK group also enters into purchase and resale agreements and similar transactions of debt securities. Upon entering into such transactions, the Santander UK group receives collateral in excess of the loan amount. The level of collateral held is monitored daily and if required, further calls are made to ensure the market values of collateral remains at least equal to the loan balance. The subsidiaries are permitted to sell or repledge the collateral held in the absence of default. At 31 December 2022, the fair value of such collateral received was £8,628m (2021: £14,562m). Of the collateral received, almost all was sold or repledged. The subsidiaries have an obligation to return collateral that they have sold or pledged.
Stock borrowing and lending agreements
Obligations representing contractual commitments to return stock borrowed by the Santander UK group amounted to £1,513m at 31 December 2022 (2021: £3,219m) and are offset by a contractual right to receive stock lent.
Derivatives business
In addition to the arrangements described, collateral is also received from counterparties in the normal course of derivative business. At 31 December 2022, £1,741m (2021: £931m) of such collateral in the form of cash had been received by the Santander UK group and is included in the table.
Lending activities
In addition to the collateral held as security for assets, the Santander UK group may obtain a charge over a customer’s property in connection with its lending activities. Details of these arrangements are set out in the ‘Credit risk’ section of the Risk review.